Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Accrued payroll and welfare	25,221,153	22,934,110
Advertising expenses payable	1,713,841	2,155,565
Other taxes payable	740,975	555,089
Others	4,728,903	4,705,356
Accrued expenses and other current liabilities	32,404,872	30,350,120